Statements Of Financial Highlights - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (56.30)		$ (60.50)		$ (75.70)
Net realized and unrealized gains on trading of futures and forward currency contracts		85.83		26.34		98.66
Net gains (losses) from U.S. Treasury notes	[1]	1.51		1.33		(0.78)
Net income (loss) from operations		31.04		(32.83)		22.18
Less: profit share allocated to Managing Owner						0.00
Net income (loss) after profit share allocation		$ 31.04		$ (32.83)		$ 22.18
Net asset value, beginning of period		$ 1,185.46		$ 1,218.29		$ 1,196.11
Net asset value, end of period		$ 1,216.50		$ 1,185.46		$ 1,218.29
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(4.75%)		(5.27%)		(6.24%)
Total expenses	[2]	6.98%		6.89%		7.03%
Profit share allocation	[2]					0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	6.98%		6.89%		7.03%
Total return before profit share allocation	[2]	2.62%		(2.69%)		1.85%
Less profit share allocation	[2]					0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	2.62%		(2.69%)		1.85%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1],[3]					$ (24.48)
Net realized and unrealized gains on trading of futures and forward currency contracts	[3]					98.11
Net gains (losses) from U.S. Treasury notes	[1],[3]					0.13
Net income (loss) from operations	[3]					73.76
Less: profit share allocated to Managing Owner	[3]					13.60
Net income (loss) after profit share allocation	[3]					$ 60.16
Net asset value, beginning of period	[3]			$ 1,582.44		$ 1,522.28
Net asset value, end of period	[3]					$ 1,582.44
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2],[3]					(2.36%)
Total expenses	[2],[3]					3.06%
Profit share allocation	[2],[3]					0.87%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2],[3]					3.93%
Total return before profit share allocation	[2],[3]					4.82%
Less profit share allocation	[2],[3]					0.87%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2],[3]					3.95%
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ (12.21)		$ (15.19)	[3]	$ (33.47)
Net realized and unrealized gains on trading of futures and forward currency contracts		129.12		43.07	[3]	134.29
Net gains (losses) from U.S. Treasury notes	[1]	1.88		1.92	[3]	(1.20)
Net income (loss) from operations		118.79		29.80	[3]	99.62
Less: profit share allocated to Managing Owner		(16.39)		(2.92)	[3]	17.63
Net income (loss) after profit share allocation		$ 102.40		$ 26.88	[3]	$ 81.99
Net asset value, beginning of period		$ 1,654.06	[3]	$ 1,627.18	[3]	$ 1,545.19
Net asset value, end of period		$ 1,756.46		$ 1,654.06	[3]	$ 1,627.18	[3]
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	(0.72%)		(0.97%)	[3]	(2.10%)
Total expenses	[2]	2.94%		2.61%	[3]	2.91%
Profit share allocation	[2]	0.97%		0.19%	[3]	1.11%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	3.91%		2.80%	[3]	4.02%
Total return before profit share allocation	[2]	7.16%		1.84%	[3]	6.42%
Less profit share allocation	[2]	0.97%		0.19%	[3]	1.11%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	6.19%		1.65%	[3]	5.31%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1]	$ 21.94		$ 15.52		$ (2.83)
Net realized and unrealized gains on trading of futures and forward currency contracts		163.58		54.67		161.05
Net gains (losses) from U.S. Treasury notes	[1]	2.24		2.40		(1.35)
Net income (loss) from operations		187.76		72.59		156.87
Less: profit share allocated to Managing Owner				0.00		0.00
Net income (loss) after profit share allocation		$ 187.76		$ 72.59		$ 156.87
Net asset value, beginning of period		$ 2,068.44		$ 1,995.85		$ 1,838.98
Net asset value, end of period		$ 2,256.20		$ 2,068.44		$ 1,995.85
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2]	1.03%		0.80%		(0.15%)
Total expenses	[2]	1.18%		0.85%		0.94%
Profit share allocation	[2]			0.00%		0.00%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2]	1.18%		0.85%		0.94%
Total return before profit share allocation	[2]	9.08%		3.64%		8.53%
Less profit share allocation	[2]			0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2]	9.08%		3.64%		8.53%
Series 5 Unitholders [Member]
Net income (loss) from operations:
Net investment gain (loss)	[1],[4]	$ (25.41)		$ (16.57)
Net realized and unrealized gains on trading of futures and forward currency contracts	[4]	131.22		132.86
Net gains (losses) from U.S. Treasury notes	[1],[4]	0.21		1.71
Net income (loss) from operations	[4]	106.02		118.00
Less: profit share allocated to Managing Owner	[4]	(19.91)		(28.44)
Net income (loss) after profit share allocation	[4]	$ 86.11		$ 89.56
Net asset value, beginning of period	[4]	$ 1,589.56		$ 1,500.00
Net asset value, end of period	[4]	$ 1,675.67		$ 1,589.56		$ 1,500.00
RATIOS TO AVERAGE CAPITAL:
Net investment gain (loss)	[2],[4]	(1.57%)		(1.43%)
Total expenses	[2],[4]	3.72%		3.36%
Profit share allocation	[2],[4]	1.23%		1.84%
TOTAL EXPENSES AND PROFIT SHARE ALLOCATION	[2],[4]	4.95%		5.20%
Total return before profit share allocation	[2],[4]	6.65%		7.81%
Less profit share allocation	[2],[4]	1.23%		1.84%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	[2],[4]	5.42%		5.97%

[1]	Calculated based on the weighted average number of units during the year, see Note 7.
[2]	Periods less than one year are annualized.
[3]	For the eight months ended August 31, 2017, date of full redemption.
[4]	Series 5 Units were first issued on April 1, 2018.